Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 4,699,273	$ 816,771
Certificates of deposit		1,441,099
Investment in funds	1,326,000
Trading securities	511,126	503,453
Accounts receivable, net	201,477	395,901
Deposits, prepayments and other receivables, net	1,411,098	183,190
Inventories, net	25,623	26,797
Total current assets	8,174,597	3,367,211
Non-current assets:
Property and equipment, net	606,901	500,053
Right-of-use assets, net	724,119	710,542
Deposits and prepayments	354,019	128,290
Deferred tax asset, net	9,031	77,293
Deferred offering costs		572,352
Total non-current assets	1,694,070	1,988,530
TOTAL ASSETS	9,868,667	5,355,741
Current liabilities:
Trade payables, accruals and other payables	415,302	246,464
Contract liabilities	3,047,584	3,463,453
Bank borrowings	185,799	314,226
Operating lease liabilities	366,660	474,739
Finance lease liabilities		13,641
Tax payables	307,368	221,339
Amount due to a director	9,435	214,603
Total current liabilities	4,332,148	4,948,465
Non-current liabilities:
Operating lease liabilities	355,557	257,841
Finance lease liabilities		100,192
Total non-current liabilities	355,557	358,033
TOTAL LIABILITIES	4,687,705	5,306,498
Commitments and contingencies (Note 15)
Shareholders' equity
Additional paid-in capital	5,097,241	312,880
Subscription receivables		(381,043)
Retained earnings	96,793	119,441
Accumulated other comprehensive loss	(14,790)	(3,569)
Total shareholders’ equity	5,180,962	49,243
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,868,667	5,355,741
Class A Ordinary Shares
Shareholders' equity
Ordinary shares, value	1,518	1,334
Class B Ordinary Shares
Shareholders' equity
Ordinary shares, value	$ 200	$ 200